Consolidated Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit or loss [abstract]
Revenue	[1]	£ 12,002.8	£ 13,234.1	[2]	£ 13,046.7	[2]
Costs of services		(9,987.9)	(10,825.1)	[2]	(10,559.1)	[2]
Gross profit		2,014.9	2,409.0	[2]	2,487.6	[2]
General and administrative costs		(4,293.0)	(1,113.1)	[2]	(1,242.3)	[2]
Operating (loss)/profit		(2,278.1)	1,295.9	[2]	1,245.3	[2]
Share of results of associates		(136.0)	14.7	[2]	30.5	[2]
(Loss)/profit before interest and taxation		(2,414.1)	1,310.6	[2]	1,275.8	[2]
Finance and investment income		82.7	99.0	[2]	98.9	[2]
Finance costs		(312.0)	(359.1)	[2]	(279.1)	[2]
Revaluation and retranslation of financial instruments		(147.2)	163.8	[2]	(76.3)	[2]
(Loss)/profit before taxation		(2,790.6)	1,214.3	[2]	1,019.3	[2]
Taxation		(129.3)	(275.0)	[2]	(256.0)	[2]
(Loss)/profit for the year from continuing operations		(2,919.9)	939.3	[2]	763.3	[2]
Profit for the year from discontinued operations		16.4	10.8	[2]	137.8	[2]
(Loss)/profit for the year	[2]	(2,903.5)	950.1		901.1
Attributable to
Continuing operations		(2,973.8)	860.1	[2]	698.2	[2]
Discontinued operations		6.5	(3.8)	[2]	126.4	[2]
Total Equity holders of the parent		(2,967.3)	856.3	[2]	824.6	[2]
Continuing operations		53.9	79.2	[2]	65.1	[2]
Discontinued operations		9.9	14.6	[2]	11.4	[2]
Non-controlling interests		63.8	93.8	[2]	76.5	[2]
(Loss)/profit for the year	[2]	£ (2,903.5)	£ 950.1		£ 901.1
Earnings per share
Basic earnings per ordinary share		£ (2.427)	£ 0.685	[2]	£ 0.661	[2]
Diluted earnings per ordinary share		(2.427)	0.679	[2]	0.654	[2]
Basic earnings (loss) per share from continuing operations		(2.432)	0.688	[2]	0.560	[2]
Diluted earnings (loss) per share from continuing operations		£ (2.432)	£ 0.682	[2]	£ 0.554	[2]

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated as described in the accounting policies.